UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

___________________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22700

___________________________________________

Exchange Listed Funds Trust
(Exact name of registrant as specified in charter)

___________________________________________

10900 Hefner Pointe Drive
Suite 400
Oklahoma City,
Oklahoma 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts LLC
10900 Hefner Pointe Drive
Suite 400
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

___________________________________________

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1.      Reports to Stockholders.

(a)    Included Tailored Shareholder Report

Stratified LargeCap Hedged ETF

(SHUS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Stratified LargeCap Hedged ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$51	0.50%

How did the Fund perform during the reporting period?

The Stratified LargeCap Hedged ETF (ticker: SHUS) seeks to obtain capital growth by investing in a portfolio of equity securities that follows the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. As of December 31, 2024, the Fund returned 4.93% at net asset value ("NAV") while the Syntax Stratified LargeCap Index (with no hedge) returned 13.69% compared to the Equal Weight S&P 500 Index of 13.01% and the S&P 500 Index return of 25.02%.

The primary detractor to the Fund's performance compared the S&P 500 Index was the index's underweight positions to certain technology sectors that outperformed dramatically. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed more than half of the S&P 500 Index’s growth in 2024 because of their combined weighting of 30.6% in the S&P 500 Index. An additional contributor to underperformance is the cost of the options used to implement the Fund's hedging strategy. The Fund is expected to underperform the broad market index in strong up markets but should have lower volatility in declining markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Stratified LargeCap Hedged ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,617
$11,125
06/15/21
12/31/21
12/31/22
12/31/23
12/31/24

	Stratified LargeCap Hedged ETF - NAV	S&P 500® Index
06/15/21	$10,000	$10,000
12/31/21	$10,354	$11,305
12/31/22	$9,989	$9,258
12/31/23	$10,602	$11,691
12/31/24	$11,125	$14,617

Average Annual Total Returns

	1 Year	Since Inception (June 15, 2021)
Stratified LargeCap Hedged ETF - NAV	4.93%	3.05%
S&P 500® Index	25.02%	11.30%

The fund’s past performance is not a predictor of how the fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,563,668
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$162,799
Portfolio Turnover Rate	8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Index Option	0.4%
Materials	2.8%
Real Estate	3.3%
Utilities	6.3%
Energy	6.5%
Communications	7.4%
Financials	9.7%
Industrials	9.7%
Health Care	11.5%
Consumer Discretionary	13.2%
Consumer Staples	13.5%
Technology	15.0%

Top 10 Holdings (% of net assets)

Kroger Company (The)	0.8%
Ross Stores, Inc.	0.8%
Exxon Mobil Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Chevron Corporation	0.8%
Costco Wholesale Corporation	0.7%
Discover Financial Services	0.7%
Capital One Financial Corporation	0.7%

Material Fund Changes

Stratified LargeCap Hedged ETF is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust, pursuant to a reorganization that took place after the close of business on September 27, 2024.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Stratified LargeCap Hedged ETF (SHUS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://stratifiedfunds.com/investor-materials/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SHUS

Stratified LargeCap Index ETF

(SSPY) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Stratified LargeCap Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$36	0.34%

How did the Fund perform during the reporting period?

The Stratified LargeCap Index ETF (ticker: SSPY) seeks to provide investment results that, before expenses, track the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the "Index"). As of December 31, 2024, the Fund returned 13.14% at net asset value ("NAV") while the Index returned 13.69% compared to the Equal Weight S&P 500 Index of 13.01% and the S&P 500 Index return of 25.02%.

The primary detractor to the Fund's performance compared to the S&P 500 Index was the index's underweight positions to certain technology sectors that outperformed dramatically. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed more than half of the S&P 500 Index's growth in 2024 because of their combined weighting of 30.6% in the S&P 500 Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Stratified LargeCap Index ETF - NAV
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$27,408
01/01/15
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Stratified LargeCap Index ETF - NAV	S&P 500® Index
01/01/15	$10,000	$10,000
12/31/15	$9,855	$10,138
12/31/16	$11,246	$11,351
12/31/17	$13,462	$13,829
12/31/18	$12,578	$13,223
12/31/19	$16,216	$17,386
12/31/20	$18,194	$20,585
12/31/21	$23,424	$26,494
12/31/22	$21,311	$21,696
12/31/23	$24,223	$27,399
12/31/24	$27,408	$34,254

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 1, 2015)
Stratified LargeCap Index ETF - NAV	13.14%	11.07%	10.61%
S&P 500® Index	25.02%	14.53%	13.11%

A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The fund’s past performance is not a predictor of how the fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$86,361,332
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$301,392
Portfolio Turnover Rate	20%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	2.9%
Real Estate	3.3%
Utilities	6.3%
Energy	6.6%
Communications	7.5%
Financials	9.8%
Industrials	9.8%
Health Care	11.6%
Consumer Discretionary	13.3%
Consumer Staples	13.6%
Technology	15.1%

Top 10 Holdings (% of net assets)

Ross Stores, Inc.	0.8%
Kroger Company (The)	0.8%
Exxon Mobil Corporation	0.8%
TJX Companies, Inc. (The)	0.8%
Walmart, Inc.	0.8%
Sysco Corporation	0.8%
Chevron Corporation	0.8%
Costco Wholesale Corporation	0.7%
Discover Financial Services	0.7%
Capital One Financial Corporation	0.7%

Material Fund Changes

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust, pursuant to a reorganization that took place after the close of business on September 27, 2024.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Stratified LargeCap Index ETF (SSPY) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://stratifiedfunds.com/investor-materials/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-SSPY

(b)   Not applicable.

Item 2.      Code of Ethics.

(a)    The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   N/A

(c)    During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)   During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)   N/A

(f)    See Item 19(a)(1)

Item 3.      Audit Committee Financial Expert.

(a)(1)    The Registrant’s Board of Trustees has determined that Mr. Timothy J. Jacoby is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Timothy J. Jacoby is independent for purposes of this Item.

(a)(2)    Not applicable.

(a)(3)    Not applicable.

Item 4.      Principal Accountant Fees and Services.

(a)    Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$29,900
2023	$31,000

(b)   Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)    Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$7,000
2023	$8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)   All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2023, respectively.

(e)(1)    The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)    There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)   All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)   Not applicable.

(i)    Not applicable.

(j)    Not applicable.

Item 5.      Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6.      Investments.

(a)    The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)   Not applicable

Item 7.      Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)    Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

STRATIFIED LARGECAP INDEX ETF
SSPY

STRATIFIED LARGECAP HEDGED ETF
SHUS

Annual Financials and Other Information

December 31, 2024

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2024

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

i

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS	December 31, 2024
	Shares	Fair Value
COMMON STOCKS — 99.8%
Communications — 7.5%
Airbnb, Inc., Class A(a)	790	$103,814
Alphabet, Inc., Class C	1,081	205,866
Alphabet, Inc., Class A	1,090	206,337
AT&T, Inc.	13,135	299,083
Booking Holdings, Inc.	18	89,432
Charter Communications, Inc., Class A(a)	1,226	420,236
Comcast Corporation, Class A	11,663	437,712
Electronic Arts, Inc.	2,954	432,170
Expedia Group, Inc.(a)	565	105,276
Fox Corporation, Class A	1,978	96,091
Fox Corporation - Class B	2,082	95,231
GoDaddy, Inc., Class A(a)	1,201	237,041
Interpublic Group of Companies, Inc. (The)	10,384	290,960
Match Group, Inc.(a)	13,159	430,431
Meta Platforms, Inc., Class A	667	390,535
Netflix, Inc.(a)	225	200,547
News Corporation, Class A	3,255	89,643
News Corporation, Class B	2,963	90,164
Omnicom Group, Inc.	3,436	295,633
Paramount Global, Class B	16,598	173,615
Take-Two Interactive Software, Inc.(a)	2,510	462,041
T-Mobile US, Inc.	1,338	295,337
Uber Technologies, Inc.(a)	1,726	104,112
VeriSign, Inc.(a)	1,258	260,356
Verizon Communications, Inc.	7,341	293,567
Walt Disney Company (The)	1,643	182,948
Warner Bros Discovery, Inc.(a)	15,429	163,085
		6,451,263

Consumer Discretionary — 13.3%
Amazon.com, Inc.(a)	910	199,645
Aptiv Holdings Ltd.(a)	6,023	364,270
AutoZone, Inc.(a)	41	131,282
Axon Enterprise, Inc.(a)	120	71,318
Best Buy Company, Inc.	2,657	227,971
BorgWarner, Inc.	10,255	326,006
Builders FirstSource, Inc.(a)	839	119,918
Caesars Entertainment, Inc.(a)	1,677	56,045
CarMax, Inc.(a)	1,619	132,369
Carnival Corporation(a)	2,996	74,660
Chipotle Mexican Grill, Inc.(a)	7,208	434,642
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Copart, Inc.(a)	3,379	$193,920
Darden Restaurants, Inc.	2,793	521,426
Deckers Outdoor Corporation(a)	1,352	274,578
Domino’s Pizza, Inc.	1,027	431,094
DR Horton, Inc.	1,553	217,140
eBay, Inc.	3,241	200,780
Ford Motor Company	22,405	221,810
General Motors Company	4,432	236,093
Genuine Parts Company	1,152	134,508
Hasbro, Inc.	3,769	210,725
Hilton Worldwide Holdings, Inc.	409	101,088
Home Depot, Inc. (The)	558	217,056
Las Vegas Sands Corporation	1,152	59,167
Lennar Corporation, Class A	1,508	205,646
Live Nation Entertainment, Inc.(a)	571	73,945
LKQ Corporation	3,678	135,167
Lowe’s Companies, Inc.	887	218,912
Lululemon Athletica, Inc.(a)	713	272,658
Marriott International, Inc., Class A	360	100,418
Masco Corporation	1,773	128,667
McDonald’s Corporation	1,570	455,127
MGM Resorts International(a)	1,712	59,321
Mohawk Industries, Inc.(a)	1,093	130,209
NIKE, Inc., Class B	3,616	273,623
Norwegian Cruise Line Holdings Ltd.(a)	2,895	74,488
NVR, Inc.(a)	27	220,831
O’Reilly Automotive, Inc.(a)	108	128,066
Pool Corporation	320	109,101
PulteGroup, Inc.	1,966	214,097
Ralph Lauren Corporation	1,228	283,643
Ross Stores, Inc.	4,549	688,128
Royal Caribbean Cruises Ltd.	316	72,898
Starbucks Corporation	4,779	436,084
Tapestry, Inc.	4,420	288,758
Tesla, Inc.(a)	534	215,651
TJX Companies, Inc. (The)	5,594	675,811
Tractor Supply Company	2,039	108,189
Ulta Beauty, Inc.(a)	548	238,342
Wynn Resorts Ltd.	657	56,607
Yum! Brands, Inc.	3,398	455,876
		11,477,774

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Staples — 13.6%
Altria Group, Inc.	6,358	$332,460
Archer-Daniels-Midland Company	6,664	336,665
Brown-Forman Corporation, Class B	5,175	196,547
Bunge Global S.A.	4,225	328,536
Church & Dwight Company, Inc.	3,778	395,594
Clorox Company (The)	2,420	393,032
Coca-Cola Company (The)	3,688	229,615
Colgate-Palmolive Company	4,271	388,277
Conagra Brands, Inc.	7,076	196,359
Constellation Brands, Inc., Class A	971	214,591
Costco Wholesale Corporation	706	646,887
Dollar General Corporation	2,017	152,929
Dollar Tree, Inc.(a)	2,214	165,917
Estee Lauder Companies, Inc. (The), Class A	4,986	373,850
General Mills, Inc.	2,992	190,800
Hershey Company (The)	954	161,560
Hormel Foods Corporation	10,601	332,553
J M Smucker Company (The)	1,758	193,591
Kellanova	2,167	175,462
Kenvue, Inc.	17,968	383,617
Keurig Dr Pepper, Inc.	6,939	222,881
Kimberly-Clark Corporation	3,038	398,100
Kraft Heinz Company (The)	6,296	193,350
Kroger Company (The)	11,253	688,120
Lamb Weston Holdings, Inc.	2,517	168,211
McCormick & Company, Inc.	2,477	188,846
Molson Coors Beverage Company, Class B	3,812	218,504
Mondelez International, Inc.	2,819	168,379
Monster Beverage Corporation(a)	4,412	231,894
PepsiCo, Inc.	1,105	168,026
Philip Morris International, Inc.	2,758	331,925
Procter & Gamble Company (The)	2,333	391,127
Sysco Corporation	8,734	667,802
Target Corporation	1,154	155,998
The Campbell’s Company	4,641	194,365
Tyson Foods, Inc., Class A	5,774	331,659
Walgreens Boots Alliance, Inc.	59,747	557,440
Walmart, Inc.	7,410	669,494
		11,734,963
	Shares	Fair Value
COMMON STOCKS (Continued)
Energy — 6.6%
APA Corporation	2,909	$67,169
Baker Hughes Company	7,364	302,071
Chevron Corporation	4,539	657,428
ConocoPhillips	658	65,254
Coterra Energy, Inc.	6,127	156,484
Devon Energy Corporation	4,581	149,936
Diamondback Energy, Inc.	407	66,679
Enphase Energy, Inc.(a)	3,153	216,548
EOG Resources, Inc.	525	64,355
EQT Corporation	3,404	156,958
Exxon Mobil Corporation	6,301	677,798
First Solar, Inc.(a)	874	154,034
Halliburton Company	10,822	294,250
Hess Corporation	474	63,047
Kinder Morgan, Inc.	8,660	237,284
Marathon Petroleum Corporation	3,199	446,261
Occidental Petroleum Corporation	1,396	68,976
ONEOK, Inc.	2,238	224,695
Phillips 66	3,794	432,250
Schlumberger N.V.	7,717	295,870
Targa Resources Corporation	1,261	225,089
Valero Energy Corporation	3,605	441,937
Williams Companies, Inc. (The)	4,277	231,471
		5,695,844

Financials — 9.8%
Aflac, Inc.	1,782	184,330
Allstate Corporation (The)	948	182,765
American Express Company	137	40,660
American International Group, Inc.	2,556	186,077
Ameriprise Financial, Inc.	125	66,554
Aon PLC, Class A	95	34,120
Apollo Global Management, Inc.	391	64,578
Arch Capital Group Ltd.	1,424	131,506
Arthur J Gallagher & Company	121	34,346
Assurant, Inc.	855	182,303
Bank of America Corporation	2,549	112,029
Bank of New York Mellon Corporation (The)	1,312	100,801
Berkshire Hathaway, Inc., Class B(a)	1,017	460,986
Blackrock, Inc.	63	64,582

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Blackstone, Inc.	365	$62,933
Brown & Brown, Inc.	329	33,565
Capital One Financial Corporation	3,364	599,868
Cboe Global Markets, Inc.	206	40,252
Charles Schwab Corporation (The)	2,927	216,627
Chubb Ltd.	482	133,177
Cincinnati Financial Corporation	874	125,594
Citigroup, Inc.	1,639	115,369
Citizens Financial Group, Inc.	1,132	49,536
CME Group, Inc.	174	40,408
Discover Financial Services	3,527	610,983
Erie Indemnity Company, Class A	443	182,618
Everest Re Group Ltd.	366	132,660
Fifth Third Bancorp	1,136	48,030
Franklin Resources, Inc.	3,139	63,690
Globe Life, Inc.	1,767	197,056
Goldman Sachs Group, Inc. (The)	398	227,903
Hartford Financial Services Group, Inc. (The)	1,187	129,858
Huntington Bancshares, Inc.	3,013	49,022
Intercontinental Exchange, Inc.	266	39,637
Invesco Ltd.	3,823	66,826
JPMorgan Chase & Company	485	116,260
KeyCorporation	2,853	48,900
KKR & Company, Inc.	447	66,116
Loews Corporation	5,531	468,419
M&T Bank Corporation	260	48,883
Marsh & McLennan Companies, Inc.	160	33,986
MetLife, Inc.	2,244	183,739
Morgan Stanley	1,827	229,689
Nasdaq, Inc.	517	39,969
Northern Trust Corporation	657	67,343
PNC Financial Services Group, Inc. (The)	257	49,562
Principal Financial Group, Inc.	2,360	182,688
Progressive Corporation (The)	740	177,311
Prudential Financial, Inc.	1,546	183,247
Raymond James Financial, Inc.	1,450	225,229
Regions Financial Corporation	2,060	48,451
State Street Corporation	1,030	101,095
Synchrony Financial	9,121	592,865
T Rowe Price Group, Inc.	577	65,253
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Travelers Companies, Inc. (The)	540	$130,081
Truist Financial Corporation	1,130	49,019
US Bancorp	1,014	48,500
W R Berkley Corporation	2,189	128,100
Wells Fargo & Company	1,652	116,036
Willis Towers Watson PLC	108	33,830
		8,445,820

Health Care — 11.6%
Abbott Laboratories	513	58,025
AbbVie, Inc.	1,432	254,466
Agilent Technologies, Inc.	957	128,563
Align Technology, Inc.(a)	396	82,570
Amgen, Inc.	918	239,268
Baxter International, Inc.	1,536	44,790
Becton Dickinson and Company	206	46,735
Biogen, Inc.(a)	1,655	253,083
Bio-Techne Corporation	1,757	126,557
Boston Scientific Corporation(a)	646	57,701
Bristol-Myers Squibb Company	4,452	251,805
Cardinal Health, Inc.	1,577	186,512
Cencora, Inc.	802	180,193
Centene Corporation(a)	4,179	253,164
Charles River Laboratories International, Inc.(a)	698	128,851
Cigna Group (The)	661	182,529
Cooper Companies, Inc. (The)(a)	982	90,275
CVS Health Corporation	12,574	564,446
Danaher Corporation	396	90,902
DaVita, Inc.(a)	677	101,245
DexCom, Inc.(a)	1,206	93,791
Edwards Lifesciences Corporation(a)	794	58,780
Elevance Health, Inc.	651	240,154
Eli Lilly & Company	315	243,180
GE HealthCare Technologies, Inc.	1,148	89,751
Gilead Sciences, Inc.	2,703	249,676
HCA Healthcare, Inc.	989	296,848
Henry Schein, Inc.(a)	2,431	168,225
Hologic, Inc.(a)	1,264	91,122
Humana, Inc.	905	229,608
IDEXX Laboratories, Inc.(a)	215	88,890
Incyte Corporation(a)	3,622	250,172
Insulet Corporation(a)	346	90,330
Intuitive Surgical, Inc.(a)	216	112,743

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Health Care (Continued)
IQVIA Holdings, Inc.(a)	668	$131,269
Johnson & Johnson	1,694	244,986
Labcorp Holdings, Inc.	669	153,415
McKesson Corporation	322	183,511
Medtronic PLC	706	56,395
Merck & Company, Inc.	2,434	242,134
Mettler-Toledo International, Inc.(a)	103	126,039
Moderna, Inc.(a)	5,936	246,819
Molina Healthcare, Inc.(a)	819	238,370
Pfizer, Inc.	9,707	257,527
Quest Diagnostics, Inc.	1,001	151,011
Regeneron Pharmaceuticals, Inc.(a)	340	242,192
ResMed, Inc.	390	89,189
Revvity, Inc.	803	89,623
Solventum Corporation(a)	669	44,194
STERIS plc	543	111,619
Stryker Corporation	311	111,976
Teleflex, Inc.	258	45,919
Thermo Fisher Scientific, Inc.	252	131,097
UnitedHealth Group, Inc.	477	241,295
Universal Health Services, Inc., Class B	1,656	297,120
Vertex Pharmaceuticals, Inc.(a)	535	215,445
Viatris, Inc.	19,660	244,767
Waters Corp.(a)	352	130,585
West Pharmaceutical Services, Inc.	140	45,858
Zimmer Biomet Holdings, Inc.	1,090	115,137
Zoetis, Inc.	1,394	227,124
		10,039,566

Industrials — 9.8%
3M Company	1,195	154,263
A O Smith Corporation	1,927	131,441
Allegion plc	502	65,601
AMETEK, Inc.	621	111,941
Amphenol Corporation, Class A	2,371	164,666
Boeing Company (The)(a)	915	161,955
Carrier Global Corporation	957	65,325
Caterpillar, Inc.	306	111,005
CH Robinson Worldwide, Inc.	697	72,014
Cintas Corporation	827	151,093
CSX Corporation	2,334	75,318
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Cummins, Inc.	189	$65,885
Deere & Company	264	111,857
Delta Air Lines, Inc.	3,784	228,932
Dover Corporation	771	144,640
Eaton Corporation PLC	654	217,042
Emerson Electric Company	223	27,636
Expeditors International of Washington, Inc.	655	72,554
Fastenal Company	1,483	106,643
FedEx Corporation	273	76,803
Fortive Corporation	379	28,425
GE Vernova, LLC	467	153,610
Generac Holdings, Inc.(a)	416	64,501
General Dynamics Corporation	589	155,196
General Electric Company	935	155,949
Honeywell International, Inc.	681	153,831
Howmet Aerospace, Inc.	616	67,372
Hubbell, Inc.	513	214,890
Huntington Ingalls Industries, Inc.	404	76,344
IDEX Corporation	783	163,874
Illinois Tool Works, Inc.	570	144,529
Ingersoll Rand, Inc.	1,727	156,224
Jacobs Solutions, Inc.	2,549	340,597
JB Hunt Transport Services, Inc.	432	73,725
Johnson Controls International plc	845	66,696
Keysight Technologies, Inc.(a)	1,119	179,745
L3Harris Technologies, Inc.	348	73,177
Lennox International, Inc.	210	127,953
Lockheed Martin Corporation, B	157	76,293
Nordson Corporation	128	26,783
Norfolk Southern Corporation	315	73,931
Northrop Grumman Corporation	162	76,025
Old Dominion Freight Line, Inc.	387	68,267
Otis Worldwide Corporation	714	66,124
PACCAR, Inc.	1,030	107,141
Parker-Hannifin Corporation	102	64,875
Pentair PLC	1,629	163,943
Quanta Services, Inc.	1,034	326,796
Republic Services, Inc.	835	167,985
Rockwell Automation, Inc.	97	27,722
Rollins, Inc.	3,580	165,933
RTX Corporation	659	76,259
Snap-on, Inc.	656	222,699
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Southwest Airlines Company	7,050	$237,021
Stanley Black & Decker, Inc.	2,811	225,695
TE Connectivity plc	1,163	166,274
Teledyne Technologies, Inc.(a)	59	27,384
Textron, Inc.	1,918	146,708
Trane Technologies PLC	175	64,636
TransDigm Group, Inc.	54	68,433
Trimble, Inc.(a)	395	27,911
Union Pacific Corporation	328	74,797
United Airlines Holdings, Inc.(a)	2,448	237,701
United Parcel Service, Inc., B	603	76,038
United Rentals, Inc.	148	104,257
Veralto Corporation	278	28,314
Waste Management, Inc.	819	165,266
Westinghouse Air Brake Technologies Corporation	583	110,531
WW Grainger, Inc.	101	106,459
Xylem, Inc.	1,448	167,997
		8,459,450

Materials — 2.9%
Air Products and Chemicals, Inc.	141	40,896
Albemarle Corporation	446	38,392
Amcor PLC	11,757	110,634
Avery Dennison Corporation	298	55,765
Ball Corporation	1,999	110,205
Celanese Corporation	904	62,566
CF Industries Holdings, Inc.	867	73,972
Corteva, Inc.	1,304	74,275
Dow, Inc.	1,519	60,957
DuPont de Nemours, Inc.	547	41,709
Eastman Chemical Company	450	41,094
Ecolab, Inc.	177	41,475
FMC Corporation	1,450	70,485
Freeport-McMoRan, Inc.	5,597	213,134
International Flavors & Fragrances, Inc.	506	42,782
International Paper Company	1,048	56,403
Linde plc	101	42,286
LyondellBasell Industries N.V., A	820	60,901
Martin Marietta Materials, Inc.	280	144,620
Mosaic Company (The)	2,896	71,184
Newmont Corporation	5,788	215,429
Nucor Corporation	1,859	216,964
	Shares	Fair Value
COMMON STOCKS (Continued)
Materials (Continued)
Packaging Corporation of America	244	$54,932
PPG Industries, Inc.	499	59,606
Sherwin-Williams Company (The)	170	57,788
Smurfit WestRock plc	1,083	58,330
Steel Dynamics, Inc.	1,902	216,961
Vulcan Materials Company	563	144,820
		2,478,565

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	1,008	98,330
American Tower Corporation, Class A - REIT	315	57,774
AvalonBay Communities, Inc. - REIT	456	100,306
BXP, Inc. - REIT	1,294	96,222
Camden Property Trust - REIT	860	99,794
CBRE Group, Inc., Class A(a)	251	32,954
Crown Castle, Inc. - REIT	638	57,905
Digital Realty Trust, Inc. - REIT	1,342	237,978
Equinix, Inc. - REIT	257	242,324
Equity Residential - REIT	1,412	101,325
Essex Property Trust, Inc. - REIT	345	98,477
Extra Space Storage, Inc. - REIT	654	97,838
Federal Realty Investment Trust - REIT	543	60,789
Healthpeak Properties, Inc. - REIT	4,984	101,026
Host Hotels & Resorts, Inc. - REIT	5,568	97,551
Invitation Homes, Inc. - REIT	3,129	100,034
Iron Mountain, Inc. - REIT	555	58,336
Kimco Realty Corporation - REIT	2,522	59,090
Mid-America Apartment Communities, Inc. - REIT	658	101,707
Prologis, Inc. - REIT	559	59,086
Public Storage - REIT	324	97,019
Realty Income Corporation - REIT	1,122	59,926
Regency Centers Corporation - REIT	824	60,918
SBA Communications Corporation, Class A - REIT	290	59,102
Simon Property Group, Inc. - REIT	346	59,585
Texas Pacific Land Corporation	54	59,721

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Real Estate (Continued)
UDR, Inc. - REIT	2,327	$101,015
Ventas, Inc. - REIT	1,727	101,703
VICI Properties, Inc. - REIT	1,994	58,245
Welltower, Inc. - REIT	801	100,950
Weyerhaeuser Company - REIT	5,163	145,338
		2,862,368

Technology — 15.1%
Accenture PLC, Class A	346	121,719
Adobe, Inc.(a)	333	148,078
Advanced Micro Devices, Inc.(a)	978	118,133
Akamai Technologies, Inc.(a)	2,502	239,316
Analog Devices, Inc.	955	202,899
ANSYS, Inc.(a)	455	153,485
Apple, Inc.	1,876	469,788
Applied Materials, Inc.	916	148,969
Arista Networks Inc(a)	1,657	183,148
Autodesk, Inc.(a)	511	151,036
Automatic Data Processing, Inc.	697	204,033
Broadcom, Inc.	1,381	320,172
Broadridge Financial Solutions, Inc.	443	100,158
Cadence Design Systems, Inc.(a)	1,012	304,067
CDW Corporation	661	115,040
Cisco Systems, Inc.	3,177	188,078
Cognizant Technology Solutions Corporation, Class A	1,551	119,272
Corning, Inc.	3,626	172,308
Corpay, Inc.(a)	116	39,257
CoStar Group, Inc.(a)	517	37,012
Crowdstrike Holdings, Inc., Class A(a)	422	144,392
Dayforce, Inc.(a)	2,011	146,079
Dell Technologies, Inc., Class C	1,310	150,964
EPAM Systems, Inc.(a)	506	118,313
Equifax, Inc.	145	36,953
F5, Inc.(a)	711	178,795
FactSet Research Systems, Inc.	79	37,942
Fair Isaac Corporation(a)	16	31,855
Fidelity National Information Services, Inc.	615	49,674
Fiserv, Inc.(a)	253	51,971
Fortinet, Inc.(a)	1,584	149,656
Garmin Ltd.	1,441	297,221
Gartner, Inc.(a)	244	118,211
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Gen Digital, Inc.	5,197	$142,294
Global Payments, Inc.	362	40,566
Hewlett Packard Enterprise Company	7,109	151,777
HP, Inc.	8,984	293,148
Intel Corporation	6,104	122,385
International Business Machines Corporation	1,345	295,671
Intuit, Inc.	235	147,698
Jabil, Inc.	2,297	330,538
Jack Henry & Associates, Inc.	288	50,486
Juniper Networks, Inc.	5,002	187,325
KLA Corporation	236	148,708
Lam Research Corporation	2,035	146,988
Leidos Holdings, Inc.	810	116,689
MarketAxess Holdings, Inc.	177	40,009
Mastercard, Inc., Class A	78	41,072
Microchip Technology, Inc.	2,072	118,829
Micron Technology, Inc.	1,211	101,918
Microsoft Corporation	694	292,521
Monolithic Power Systems, Inc.	340	201,178
Moody’s Corporation	79	37,396
Motorola Solutions, Inc.	991	458,070
MSCI, Inc.	60	36,001
NetApp, Inc.	1,273	147,770
NVIDIA Corporation	925	124,218
NXP Semiconductors N.V.	954	198,289
ON Semiconductor Corporation(a)	3,137	197,788
Oracle Corporation	1,790	298,286
Palantir Technologies, Inc., Class A(a)	2,720	205,714
Palo Alto Networks, Inc.(a)	790	143,748
Paychex, Inc.	1,468	205,843
Paycom Software, Inc.	662	135,690
PayPal Holdings, Inc.(a)	568	48,479
PTC, Inc.(a)	781	143,602
QUALCOMM, Inc.	1,958	300,788
Roper Technologies, Inc.	53	27,552
S&P Global, Inc.	77	38,348
Salesforce, Inc.	876	292,873
Seagate Technology Holdings PLC	1,621	139,909
ServiceNow, Inc.(a)	184	195,062
Skyworks Solutions, Inc.	2,274	201,658
Super Micro Computer, Inc.(a)	4,258	129,784

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Synopsys, Inc.(a)	611	$296,555
Teradyne, Inc.	1,259	158,533
Texas Instruments, Inc.	1,080	202,511
Tyler Technologies, Inc.(a)	338	194,904
Verisk Analytics, Inc.	137	37,734
Visa, Inc., Class A	131	41,401
Western Digital Corporation(a)	2,383	142,098
Workday, Inc., Class A(a)	567	146,303
Zebra Technologies Corporation, Class A(a)	288	111,231
		13,055,932

Utilities — 6.3%
AES Corporation (The)	20,925	269,305
Alliant Energy Corporation	1,185	70,081
Ameren Corporation	797	71,045
American Electric Power Company, Inc.	2,511	231,590
American Water Works Company, Inc.	2,395	298,154
Atmos Energy Corporation	2,208	307,508
CenterPoint Energy, Inc.	7,288	231,248
CMS Energy Corporation	1,064	70,916
Consolidated Edison, Inc.	2,511	224,057
Constellation Energy Corporation	1,168	261,293
Dominion Energy, Inc.	4,308	232,029
DTE Energy Company	1,919	231,719
Duke Energy Corporation	658	70,893
Edison International	2,843	226,985
Entergy Corporation	3,136	237,772
Evergy, Inc.	1,157	71,213
Eversource Energy	1,203	69,088
Exelon Corporation	7,577	285,197
FirstEnergy Corporation	5,781	229,968
NextEra Energy, Inc.	3,162	226,684
NiSource, Inc.	8,492	312,166
NRG Energy, Inc.	2,941	265,337
PG&E Corporation	3,627	73,193
Pinnacle West Capital Corporation	817	69,257
PPL Corporation	2,218	71,996
Public Service Enterprise Group, Inc.	2,682	226,602
Sempra Energy	803	70,439
Southern Company (The)	860	70,795
	Shares	Fair Value
COMMON STOCKS (Continued)
Utilities (Continued)
Vistra Corporation	1,928	$265,813
WEC Energy Group, Inc.	748	70,342
Xcel Energy, Inc.	1,051	70,964
		5,483,649
Total Common Stocks (Cost $87,217,564)		86,185,194
RIGHTS — 0.0%(c)
Health Care — 0.0%(c)
Omniab, Inc.(a)(b) - CVR, $12.5 Earnout	198	—
Omniab, Inc.(a)(b) - CVR, $15.0 Earnout	198	—
Total Rights (Cost $0)		—
Total Investments — 99.8% (Cost $87,217,564)		86,185,194
Other Assets in Excess of Liabilities — 0.2%		176,138
TOTAL NET ASSETS — 100.0%		$86,361,332
CVR — Contingent Value Right
LTD. — Limited Company
N.V. — Naamioze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SUMMARY OF INVESTMENTS	December 31, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.1%
Consumer Staples	13.6%
Consumer Discretionary	13.3%
Health Care	11.6%
Industrials	9.8%
Financials	9.8%
Communications	7.5%
Energy	6.6%
Utilities	6.3%
Real Estate	3.3%
Materials	2.9%
Total Common Stocks	99.8%
Total Rights	0.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS	December 31, 2024
	Shares	Fair Value
COMMON STOCKS — 98.9%
Communications — 7.4%
Airbnb, Inc., Class A(a)	250	$32,853
Alphabet, Inc., Class C	342	65,130
Alphabet, Inc., Class A	345	65,309
AT&T, Inc.	4,154	94,586
Booking Holdings, Inc.	6	29,811
Charter Communications, Inc., Class A(a)	388	132,995
Comcast Corporation, Class A	3,688	138,410
Electronic Arts, Inc.	934	136,644
Expedia Group, Inc.(a)	179	33,353
Fox Corporation, Class A	625	30,363
Fox Corporation - Class B	658	30,097
GoDaddy, Inc., Class A(a)	380	75,001
Interpublic Group of Companies, Inc. (The)	3,284	92,018
Match Group, Inc.(a)	4,161	136,105
Meta Platforms, Inc., Class A	211	123,542
Netflix, Inc.(a)	71	63,284
News Corporation, Class A	1,029	28,339
News Corporation, Class B	937	28,513
Omnicom Group, Inc.	1,087	93,525
Paramount Global, Class B	5,249	54,905
Take-Two Interactive Software, Inc.(a)	794	146,159
T-Mobile US, Inc.	423	93,369
Uber Technologies, Inc.(a)	546	32,935
VeriSign, Inc.(a)	398	82,370
Verizon Communications, Inc.	2,321	92,817
Walt Disney Company (The)	520	57,902
Warner Bros Discovery, Inc.(a)	4,879	51,571
		2,041,906

Consumer Discretionary — 13.2%
Amazon.com, Inc.(a)	288	63,184
Aptiv Holdings Ltd.(a)	1,905	115,214
AutoZone, Inc.(a)	13	41,626
Axon Enterprise, Inc.(a)	38	22,584
Best Buy Company, Inc.	840	72,072
BorgWarner, Inc.	3,243	103,095
Builders FirstSource, Inc.(a)	265	37,876
Caesars Entertainment, Inc.(a)	530	17,713
CarMax, Inc.(a)	512	41,861
Carnival Corporation(a)	947	23,599
Chipotle Mexican Grill, Inc.(a)	2,279	137,424
Copart, Inc.(a)	1,069	61,350
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Darden Restaurants, Inc.	883	$164,846
Deckers Outdoor Corporation(a)	428	86,923
Domino’s Pizza, Inc.	325	136,422
DR Horton, Inc.	491	68,652
eBay, Inc.	1,025	63,499
Ford Motor Company	7,085	70,142
General Motors Company	1,401	74,631
Genuine Parts Company	364	42,501
Hasbro, Inc.	1,192	66,645
Hilton Worldwide Holdings, Inc.	129	31,884
Home Depot, Inc. (The)	177	68,851
Las Vegas Sands Corporation	364	18,695
Lennar Corporation, Class A	477	65,048
Live Nation Entertainment, Inc.(a)	180	23,310
LKQ Corporation	1,163	42,740
Lowe’s Companies, Inc.	281	69,351
Lululemon Athletica, Inc.(a)	226	86,425
Marriott International, Inc., Class A	114	31,799
Masco Corporation	561	40,712
McDonald’s Corporation	496	143,785
MGM Resorts International(a)	542	18,780
Mohawk Industries, Inc.(a)	346	41,219
NIKE, Inc., Class B	1,144	86,566
Norwegian Cruise Line Holdings Ltd.(a)	916	23,569
NVR, Inc.(a)	9	73,610
O’Reilly Automotive, Inc.(a)	35	41,503
Pool Corporation	101	34,435
PulteGroup, Inc.	622	67,736
Ralph Lauren Corporation	388	89,620
Ross Stores, Inc.	1,438	217,526
Royal Caribbean Cruises LTD.	100	23,069
Starbucks Corporation	1,511	137,879
Tapestry, Inc.	1,398	91,332
Tesla, Inc.(a)	169	68,249
TJX Companies, Inc. (The)	1,769	213,713
Tractor Supply Company	645	34,224
Ulta Beauty, Inc.(a)	174	75,678
Wynn Resorts Ltd.	208	17,921
Yum! Brands, Inc.	1,075	144,222
		3,635,310

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Staples — 13.5%
Altria Group, Inc.	2,011	$105,155
Archer-Daniels-Midland Company	2,107	106,446
Brown-Forman Corporation, Class B	1,637	62,173
Bunge Global S.A.	1,336	103,887
Church & Dwight Company, Inc.	1,195	125,128
Clorox Company (The)	765	124,244
Coca-Cola Company (The)	1,166	72,595
Colgate-Palmolive Company	1,351	122,819
Conagra Brands, Inc.	2,237	62,077
Constellation Brands, Inc., Class A	307	67,847
Costco Wholesale Corporation	223	204,328
Dollar General Corporation	638	48,373
Dollar Tree, Inc.(a)	700	52,458
Estee Lauder Companies, Inc. (The), Class A	1,577	118,243
General Mills, Inc.	946	60,326
Hershey Company (The)	302	51,144
Hormel Foods Corporation	3,352	105,152
J M Smucker Company (The)	556	61,227
Kellanova	685	55,464
Kenvue, Inc.	5,682	121,311
Keurig Dr Pepper, Inc.	2,194	70,471
Kimberly-Clark Corporation	961	125,930
Kraft Heinz Company (The)	1,991	61,144
Kroger Company (The)	3,558	217,572
Lamb Weston Holdings, Inc.	796	53,197
McCormick & Company, Inc.	783	59,696
Molson Coors Beverage Company, Class B	1,205	69,071
Mondelez International, Inc., A	891	53,219
Monster Beverage Corporation(a)	1,395	73,321
PepsiCo, Inc.	349	53,069
Philip Morris International, Inc.	872	104,945
Procter & Gamble Company (The)	738	123,726
Sysco Corporation	2,762	211,183
Target Corporation	365	49,341
The Campbell’s Company	1,468	61,480
Tyson Foods, Inc., Class A	1,826	104,885
Walgreens Boots Alliance, Inc.	18,893	176,272
Walmart, Inc.	2,343	211,690
		3,710,609
	Shares	Fair Value
COMMON STOCKS (Continued)
Energy — 6.5%
APA Corporation	920	$21,243
Baker Hughes Company	2,329	95,535
Chevron Corporation	1,435	207,845
ConocoPhillips	208	20,627
Coterra Energy, Inc.	1,937	49,471
Devon Energy Corporation	1,449	47,426
Diamondback Energy, Inc.	129	21,134
Enphase Energy, Inc.(a)	997	68,474
EOG Resources, Inc.	166	20,348
EQT Corporation	1,076	49,614
Exxon Mobil Corporation	1,992	214,279
First Solar, Inc.(a)	277	48,818
Halliburton Company	3,422	93,044
Hess Corporation	150	19,952
Kinder Morgan, Inc.	2,739	75,049
Marathon Petroleum Corporation	1,011	141,035
Occidental Petroleum Corporation	441	21,790
ONEOK, Inc.	708	71,083
Phillips 66	1,200	136,716
Schlumberger N.V.	2,440	93,550
Targa Resources Corporation	399	71,222
Valero Energy Corporation	1,140	139,753
Williams Companies, Inc. (The)	1,352	73,170
		1,801,178

Financials — 9.7%
Aflac, Inc.	563	58,237
Allstate Corporation (The)	300	57,837
American Express Company	43	12,762
American International Group, Inc.	808	58,822
Ameriprise Financial, Inc.	40	21,297
Aon PLC, Class A	30	10,775
Apollo Global Management, Inc.	124	20,480
Arch Capital Group Ltd.	450	41,558
Arthur J Gallagher & Company	38	10,786
Assurant, Inc.	270	57,569
Bank of America Corporation	806	35,424
Bank of New York Mellon Corporation (The)	415	31,884
Berkshire Hathaway, Inc., Class B(a)	322	145,956
Blackrock, Inc.	21	21,527
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Blackstone, Inc.	116	$20,001
Brown & Brown, Inc.	105	10,712
Capital One Financial Corporation	1,064	189,732
Cboe Global Markets, Inc.	65	12,701
Charles Schwab Corporation (The)	925	68,459
Chubb Ltd.	152	41,998
Cincinnati Financial Corporation	276	39,661
Citigroup, Inc.	518	36,462
Citizens Financial Group, Inc.	358	15,666
CME Group, Inc.	55	12,773
Discover Financial Services	1,115	193,152
Erie Indemnity Company, Class A	140	57,712
Everest Re Group Ltd.	116	42,045
Fifth Third Bancorp	359	15,179
Franklin Resources, Inc.	993	20,148
Globe Life, Inc.	559	62,340
Goldman Sachs Group, Inc. (The)	126	72,150
Hartford Financial Services Group, Inc. (The)	375	41,025
Huntington Bancshares, Inc.	953	15,505
Intercontinental Exchange, Inc.	84	12,517
Invesco Ltd.	1,209	21,133
JPMorgan Chase & Company	153	36,675
KeyCorporation	902	15,460
KKR & Company, Inc.	141	20,855
Loews Corporation	1,749	148,124
M&T Bank Corporation	82	15,417
Marsh & McLennan Companies, Inc.	51	10,833
MetLife, Inc.	710	58,135
Morgan Stanley	578	72,666
Nasdaq, Inc.	163	12,602
Northern Trust Corporation	208	21,320
PNC Financial Services Group, Inc. (The)	81	15,621
Principal Financial Group, Inc.	746	57,748
Progressive Corporation (The)	234	56,069
Prudential Financial, Inc.	489	57,961
Raymond James Financial, Inc.	459	71,297
Regions Financial Corporation	651	15,312
State Street Corporation	326	31,997
Synchrony Financial	2,884	187,460
T Rowe Price Group, Inc.	182	20,582
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Travelers Companies, Inc. (The)	171	$41,192
Truist Financial Corporation	357	15,487
US Bancorp	321	15,353
W R Berkley Corporation	692	40,496
Wells Fargo & Company	523	36,735
Willis Towers Watson PLC	35	10,963
		2,672,345

Health Care — 11.5%
Abbott Laboratories	162	18,324
AbbVie, Inc.	453	80,498
Agilent Technologies, Inc.	303	40,705
Align Technology, Inc.(a)	125	26,064
Amgen, Inc.	290	75,586
Baxter International, Inc.	486	14,172
Becton Dickinson and Company	65	14,747
Biogen, Inc.(a)	523	79,977
Bio-Techne Corporation	556	40,049
Boston Scientific Corporation(a)	204	18,221
Bristol-Myers Squibb Company	1,408	79,636
Cardinal Health, Inc.	499	59,017
Cencora, Inc.	254	57,069
Centene Corporation(a)	1,321	80,026
Charles River Laboratories International, Inc.(a)	221	40,797
Cigna Group (The)	209	57,713
Cooper Companies, Inc. (The)(a)	310	28,498
CVS Health Corporation	3,976	178,482
Danaher Corporation	125	28,694
DaVita, Inc.(a)	214	32,004
DexCom, Inc.(a)	381	29,630
Edwards Lifesciences Corporation(a)	251	18,582
Elevance Health, Inc.	206	75,993
Eli Lilly & Company	100	77,200
GE HealthCare Technologies, Inc.	363	28,379
Gilead Sciences, Inc.	855	78,976
HCA Healthcare, Inc.	313	93,946
Henry Schein, Inc.(a)	769	53,215
Hologic, Inc.(a)	400	28,836
Humana, Inc.	286	72,561
IDEXX Laboratories, Inc.(a)	68	28,114
Incyte Corporation(a)	1,145	79,085
Insulet Corporation(a)	109	28,457
Intuitive Surgical, Inc.(a)	68	35,493

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Health Care (Continued)
IQVIA Holdings, Inc.(a)	211	$41,464
Johnson & Johnson	536	77,516
Labcorp Holdings, Inc.	212	48,616
McKesson Corporation	102	58,131
Medtronic PLC	223	17,813
Merck & Company, Inc.	770	76,600
Mettler-Toledo International, Inc.(a)	33	40,381
Moderna, Inc.(a)	1,877	78,046
Molina Healthcare, Inc.(a)	259	75,382
Pfizer, Inc.	3,070	81,448
Quest Diagnostics, Inc.	317	47,823
Regeneron Pharmaceuticals, Inc.(a)	107	76,219
ResMed, Inc.	123	28,129
Revvity, Inc.	254	28,349
Solventum Corporation(a)	212	14,005
STERIS plc	172	35,356
Stryker Corporation	98	35,285
Teleflex, Inc.	82	14,594
Thermo Fisher Scientific, Inc.	80	41,619
UnitedHealth Group, Inc.	151	76,385
Universal Health Services, Inc., Class B	524	94,015
Vertex Pharmaceuticals, Inc.(a)	169	68,056
Viatris, Inc.	6,217	77,402
Waters Corp.(a)	111	41,179
West Pharmaceutical Services, Inc.	45	14,740
Zimmer Biomet Holdings, Inc.	345	36,442
Zoetis, Inc.	441	71,852
		3,175,593

Industrials — 9.7%
3M Company	378	48,796
A O Smith Corporation	609	41,540
Allegion plc	159	20,778
AMETEK, Inc.	196	35,331
Amphenol Corporation, Class A	750	52,088
Boeing Company (The)(a)	289	51,153
Carrier Global Corporation	302	20,615
Caterpillar, Inc.	97	35,188
CH Robinson Worldwide, Inc.	220	22,730
Cintas Corporation	261	47,685
CSX Corporation	738	23,815
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Cummins, Inc.	60	$20,916
Deere & Company	84	35,591
Delta Air Lines, Inc.	1,197	72,419
Dover Corporation	244	45,774
Eaton Corporation PLC	207	68,697
Emerson Electric Company	71	8,799
Expeditors International of Washington, Inc.	207	22,929
Fastenal Company	469	33,726
FedEx Corporation	87	24,476
Fortive Corporation	120	9,000
GE Vernova, LLC	148	48,682
Generac Holdings, Inc.(a)	132	20,467
General Dynamics Corporation	187	49,273
General Electric Company	296	49,370
Honeywell International, Inc.	216	48,792
Howmet Aerospace, Inc.	195	21,327
Hubbell, Inc.	162	67,859
Huntington Ingalls Industries, Inc.	128	24,188
IDEX Corporation	248	51,904
Illinois Tool Works, Inc.	180	45,641
Ingersoll Rand, Inc.	546	49,391
Jacobs Solutions, Inc.	806	107,698
JB Hunt Transport Services, Inc.	136	23,210
Johnson Controls International plc	267	21,074
Keysight Technologies, Inc.(a)	354	56,863
L3Harris Technologies, Inc.	110	23,131
Lennox International, Inc.	66	40,214
Lockheed Martin Corporation	50	24,297
Nordson Corporation	41	8,579
Norfolk Southern Corporation	100	23,470
Northrop Grumman Corporation	51	23,934
Old Dominion Freight Line, Inc.	122	21,521
Otis Worldwide Corporation	226	20,930
PACCAR, Inc.	326	33,911
Parker-Hannifin Corporation	33	20,989
Pentair PLC	515	51,830
Quanta Services, Inc.	327	103,348
Republic Services, Inc.	264	53,111
Rockwell Automation, Inc.	31	8,859
Rollins, Inc.	1,132	52,468
RTX Corporation	208	24,070

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Snap-on, Inc.	207	$70,272
Southwest Airlines Company	2,229	74,939
Stanley Black & Decker, Inc.	889	71,378
TE Connectivity plc	368	52,613
Teledyne Technologies, Inc.(a)	19	8,818
Textron, Inc.	606	46,353
Trane Technologies PLC	55	20,314
TransDigm Group, Inc.	18	22,811
Trimble, Inc.(a)	125	8,833
Union Pacific Corporation	104	23,716
United Airlines Holdings, Inc.(a)	774	75,155
United Parcel Service, Inc., B	191	24,085
United Rentals, Inc.	47	33,109
Veralto Corporation	88	8,963
Waste Management, Inc.	259	52,264
Westinghouse Air Brake Technologies Corporation	184	34,884
WW Grainger, Inc.	32	33,729
Xylem, Inc.	458	53,137
		2,677,820

Materials — 2.8%
Air Products and Chemicals, Inc.	45	13,052
Albemarle Corporation	141	12,137
Amcor PLC	3,718	34,987
Avery Dennison Corporation	94	17,590
Ball Corporation	632	34,842
Celanese Corporation	286	19,794
CF Industries Holdings, Inc.	274	23,379
Corteva, Inc.	412	23,469
Dow, Inc.	480	19,262
DuPont de Nemours, Inc.	173	13,191
Eastman Chemical Company	142	12,967
Ecolab, Inc.	56	13,122
FMC Corporation	459	22,312
Freeport-McMoRan, Inc.	1,770	67,402
International Flavors & Fragrances, Inc.	160	13,528
International Paper Company	331	17,814
Linde plc	32	13,397
LyondellBasell Industries N.V., A	259	19,236
Martin Marietta Materials, Inc.	89	45,968
Mosaic Company (The)	916	22,515
Newmont Corporation	1,830	68,112
	Shares	Fair Value
COMMON STOCKS (Continued)
Materials (Continued)
Nucor Corporation	588	$68,625
Packaging Corporation of America	77	17,335
PPG Industries, Inc.	158	18,873
Sherwin-Williams Company (The)	54	18,356
Smurfit WestRock plc	343	18,474
Steel Dynamics, Inc.	602	68,671
Vulcan Materials Company	178	45,787
		784,197

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. - REIT	319	31,118
American Tower Corporation, Class A - REIT	100	18,341
AvalonBay Communities, Inc. - REIT	144	31,676
BXP, Inc. - REIT	409	30,413
Camden Property Trust - REIT	272	31,563
CBRE Group, Inc., Class A(a)	79	10,372
Crown Castle, Inc. - REIT	202	18,334
Digital Realty Trust, Inc. - REIT	424	75,189
Equinix, Inc. - REIT	81	76,373
Equity Residential - REIT	446	32,005
Essex Property Trust, Inc. - REIT	109	31,113
Extra Space Storage, Inc. - REIT	207	30,967
Federal Realty Investment Trust - REIT	172	19,255
Healthpeak Properties, Inc. - REIT	1,576	31,946
Host Hotels & Resorts, Inc. - REIT	1,761	30,853
Invitation Homes, Inc. - REIT	989	31,618
Iron Mountain, Inc. - REIT	175	18,394
Kimco Realty Corporation - REIT	798	18,697
Mid-America Apartment Communities, Inc. - REIT	208	32,151
Prologis, Inc. - REIT	177	18,709
Public Storage - REIT	103	30,842
Realty Income Corporation - REIT	355	18,961
Regency Centers Corporation - REIT	260	19,222
SBA Communications Corporation, Class A - REIT	92	18,750

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Real Estate (Continued)
Simon Property Group, Inc. - REIT	109	$18,771
Texas Pacific Land Corporation	18	19,907
UDR, Inc. - REIT	736	31,950
Ventas, Inc. - REIT	546	32,153
VICI Properties, Inc. - REIT	631	18,432
Welltower, Inc. - REIT	253	31,886
Weyerhaeuser Company - REIT	1,633	45,968
		905,929

Technology — 15.0%
Accenture PLC, Class A	109	38,345
Adobe, Inc.(a)	105	46,691
Advanced Micro Devices, Inc.(a)	309	37,324
Akamai Technologies, Inc.(a)	791	75,659
Analog Devices, Inc.	302	64,163
ANSYS, Inc.(a)	144	48,576
Apple, Inc.	593	148,499
Applied Materials, Inc.	290	47,163
Arista Networks Inc(a)	524	57,918
Autodesk, Inc.(a)	162	47,882
Automatic Data Processing, Inc.	220	64,401
Broadcom, Inc.	437	101,313
Broadridge Financial Solutions, Inc.	140	31,653
Cadence Design Systems, Inc.(a)	320	96,148
CDW Corporation	209	36,374
Cisco Systems, Inc.	1,005	59,496
Cognizant Technology Solutions Corporation, Class A	490	37,681
Corning, Inc.	1,147	54,505
Corpay, Inc.(a)	37	12,522
CoStar Group, Inc.(a)	163	11,669
Crowdstrike Holdings, Inc., Class A(a)	133	45,507
Dayforce, Inc.(a)	636	46,199
Dell Technologies, Inc., Class C	414	47,709
EPAM Systems, Inc.(a)	160	37,411
Equifax, Inc.	46	11,723
F5, Inc.(a)	225	56,581
FactSet Research Systems, Inc.	25	12,007
Fair Isaac Corporation(a)	6	11,946
Fidelity National Information Services, Inc.	195	15,750
Fiserv, Inc.(a)	80	16,434
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Fortinet, Inc.(a)	501	$47,334
Garmin Ltd.	456	94,055
Gartner, Inc.(a)	77	37,304
Gen Digital, Inc.	1,644	45,013
Global Payments, Inc.	115	12,887
Hewlett Packard Enterprise Company	2,248	47,995
HP, Inc.	2,841	92,702
Intel Corporation	1,930	38,697
International Business Machines Corporation	425	93,428
Intuit, Inc.	75	47,138
Jabil, Inc.	726	104,471
Jack Henry & Associates, Inc.	91	15,952
Juniper Networks, Inc.	1,582	59,246
KLA Corporation	75	47,259
Lam Research Corporation	644	46,516
Leidos Holdings, Inc.	256	36,879
MarketAxess Holdings, Inc.	56	12,658
Mastercard, Inc., Class A	25	13,164
Microchip Technology, Inc.	655	37,564
Micron Technology, Inc.	383	32,233
Microsoft Corporation	219	92,309
Monolithic Power Systems, Inc.	108	63,904
Moody’s Corporation	25	11,834
Motorola Solutions, Inc.	313	144,678
MSCI, Inc.	20	12,000
NetApp, Inc.	402	46,664
NVIDIA Corporation	292	39,213
NXP Semiconductors N.V.	302	62,771
ON Semiconductor Corporation(a)	992	62,546
Oracle Corporation	566	94,319
Palantir Technologies, Inc., Class A(a)	860	65,042
Palo Alto Networks, Inc.(a)	250	45,490
Paychex, Inc.	464	65,062
Paycom Software, Inc.	209	42,839
PayPal Holdings, Inc.(a)	180	15,363
PTC, Inc.(a)	247	45,416
QUALCOMM, Inc.	619	95,091
Roper Technologies, Inc.	17	8,837
S&P Global, Inc.	24	11,953
Salesforce, Inc.	277	92,609

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2024
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Seagate Technology Holdings PLC	513	$44,277
ServiceNow, Inc.(a)	58	61,487
Skyworks Solutions, Inc.	719	63,761
Super Micro Computer, Inc.(a)	1,346	41,026
Synopsys, Inc.(a)	193	93,674
Teradyne, Inc.	398	50,116
Texas Instruments, Inc.	342	64,128
Tyler Technologies, Inc.(a)	107	61,700
Verisk Analytics, Inc.	43	11,843
Visa, Inc., Class A	42	13,274
Western Digital Corporation(a)	754	44,961
Workday, Inc., Class A(a)	179	46,187
Zebra Technologies Corporation, Class A(a)	91	35,146
		4,131,264

Utilities — 6.3%
AES Corporation (The)	6,617	85,161
Alliant Energy Corporation	375	22,178
Ameren Corporation	252	22,463
American Electric Power Company, Inc.	794	73,231
American Water Works Company, Inc.	757	94,239
Atmos Energy Corporation	698	97,210
CenterPoint Energy, Inc.	2,305	73,138
CMS Energy Corporation	336	22,394
Consolidated Edison, Inc.	794	70,849
Constellation Energy Corporation	369	82,549
Dominion Energy, Inc.	1,362	73,357
DTE Energy Company	607	73,295
Duke Energy Corporation	208	22,410
Edison International	899	71,776
Entergy Corporation	992	75,213
Evergy, Inc.	366	22,527
Eversource Energy	381	21,881
Exelon Corporation	2,396	90,186
FirstEnergy Corporation	1,828	72,718
NextEra Energy, Inc.	1,000	71,690
NiSource, Inc.	2,685	98,701
NRG Energy, Inc.	930	83,905
PG&E Corporation	1,147	23,146
Pinnacle West Capital Corporation	259	21,955
		Shares	Fair Value
COMMON STOCKS (Continued)
Utilities (Continued)
PPL Corporation		701	$22,754
Public Service Enterprise Group, Inc.		848	71,648
Sempra Energy		254	22,281
Southern Company (The)		272	22,391
Vistra Corporation		610	84,101
WEC Energy Group, Inc.		237	22,287
Xcel Energy, Inc.		333	22,484
			1,734,118
Total Common Stocks (Cost $27,710,619)			27,270,269
PURCHASED OPTIONS — 0.6%	Notional	Contracts(b)
Put Options — 0.6%
S&P 500 Index(a), Expiration: March 21, 2025, Strike Price: $5,310	$27,055,498	46	157,090
Total Purchased Options (Cost $274,989)			157,090
Total Investments — 99.5% (Cost $27,985,608)			27,427,359
WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500 Index(a), Expiration: March 21, 2025, Strike Price: $4,700	$(27,055,498)	(46)	(56,810)
Total Written Options (Premiums received $122,773)			(56,810)
Other Assets in Excess of Liabilities — 0.7%			193,119
TOTAL NET ASSETS — 100.0%			$27,563,668
LLC	Limited Liability Company
LTD.	Limited Company
N.V.	Naamioze Vennootschap
PLC	Public Limited Company
REIT	— Real Estate Investment Trust
(a)	Non-income producing security.
(b)	100 shares per contract.
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2024

Other Affiliated Investments

For the year ended December 31, 2024, transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the year	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the year	Number of Shares at the end of the year	Dividend Income	Capital Gain Distributions
Syntax Stratified LargeCap ETF(a)	$27,707,333	$ —	$(30,781,509)	$5,586,648	$ (2,512,472)	$ —	$ —	$ —	$ —
Syntax Stratified MidCap ETF(a)	3,290,067	37,041	(3,583,901)	362,516	(105,723)	—	—	—	—
Syntax Stratified SmallCap ETF(a)	1,655,013	121,114	(1,837,008)	(191,781)	252,662	—	—	—	—
Total	$32,652,413	$158,155	$(36,202,418)	$5,757,383	$ (2,365,533)	$ —	$ —	$ —	$ —

(a)  Security is no longer an affiliated company at year end.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SUMMARY OF INVESTMENTS	December 31, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.0%
Consumer Staples	13.5%
Consumer Discretionary	13.2%
Health Care	11.5%
Industrials	9.7%
Financials	9.7%
Communications	7.4%
Energy	6.5%
Utilities	6.3%
Real Estate	3.3%
Materials	2.8%
Total Common Stocks	98.9%
Total Purchased Options	0.6%
Total Investments	99.5%
Total Written Options	-0.2%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Assets and Liabilities	December 31, 2024
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Assets
Investments, at value	$86,185,194	$27,427,359
Cash	131,559	36,288
Cash at broker	—	153,981
Dividends and interest receivable	75,128	25,749
Foreign tax reclaim receivable	185	8
Total Assets	86,392,066	27,643,385

Liabilities
Advisory fee payable	30,734	22,907
Options written, at fair value (Premiums Received $122,773)	—	56,810
Total Liabilities	30,734	79,717

Net Assets	$86,361,332	$27,563,668

Net Assets consist of:
Paid-in capital	92,301,487	31,950,530
Accumulated earnings (loss)	(5,940,155)	(4,386,862)
Net Assets	$86,361,332	$27,563,668

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,107,990	650,000
Net Asset Value, Offering and Redemption Price Per Share	$77.94	$42.41
Investments, at cost	$87,217,564	$27,985,608

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2024
Investment Income
Dividend income	$1,730,447	$141,745
Less foreign taxes withheld	(435)	(99)
Interest income	5,185	2,499
Total investment income	1,735,197	144,145

Expenses
Advisory fees	403,460	325,169
Total expenses	403,460	325,169
Waiver	(102,068)	(162,370)
Net Expenses	301,392	162,799
Net Investment Income (Loss)	1,433,805	(18,654)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated investments	274,037	(1,573,110)
Affiliated investments	—	46,929
Unaffiliated in kind redemptions	19,173,926	36,279
Affiliated in kind redemptions	—	5,710,454
Options written	—	66,198
	19,447,963	4,286,750
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	(10,137,017)	(529,946)
Affiliated investments	—	(2,365,533)
Options written	—	65,963
	(10,137,017)	(2,829,516)

Net Realized and Unrealized Gain (Loss) on Investments	9,310,946	1,457,234
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,744,751	$1,438,580

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Stratified LargeCap Index ETF		Stratified LargeCap Hedged ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$1,433,805	$1,669,146	$(18,654)	$419,263
Net realized gain (loss)	19,447,963	1,318,372	4,286,750	(2,205,978)
Net change in unrealized gain (loss)	(10,137,017)	9,290,508	(2,829,516)	3,810,178
Net Increase (Decrease) in Net Assets Resulting From Operations	10,744,751	12,278,026	1,438,580	2,023,463

Distributions to Shareholders:
Distributions	(1,412,197)	(1,685,545)	(70,070)	(419,412)
Return of capital	(12,577)	—	—	—
Total Distributions to Shareholders	(1,424,774)	(1,685,545)	(70,070)	(419,412)

Capital Share Transactions
Proceeds from shares sold	15,690,035	11,652,916	32,284,412	—
Proceeds received in connection with merger	50,027,506	—	—	—
Cost of shares redeemed	(83,015,492)	(25,124,668)	(41,545,002)	(5,741,899)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,297,951)	(13,471,752)	(9,260,590)	(5,741,899)

Net Increase (Decrease) in Net Assets	(7,977,974)	(2,879,271)	(7,892,080)	(4,137,848)

Net Assets
Beginning of year	94,339,306	97,218,577	35,455,748	39,593,596
End of year	$86,361,332	$94,339,306	$27,563,668	$35,455,748

Change in Share Transactions
Shares sold	200,000	175,000	750,000	—
Shares received in connection with
merger	632,990	—	—	—
Shares redeemed	(1,050,000)	(375,000)	(975,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding	(217,010)	(200,000)	(225,000)	(150,000)

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Year Presented)

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$71.20	$63.75	$71.27		$55.99	$50.73

Investment operations:
Net investment income(a)	1.22	1.16	1.03		0.92	0.88
Net realized and unrealized gain (loss) on investments	8.15	7.54	(7.47)		15.14	5.29
Total from investment operations	9.37	8.70	(6.44)		16.06	6.17

Distributions to shareholders from:
Net investment income	(2.62)	(1.25)	(1.08)		(0.78)	(0.82)
Net realized gains	—	—	—		—	(0.09)
Return of capital	(0.01)	—	—		—	—
Total distributions	(2.63)	(1.25)	(1.08)		(0.78)	(0.91)

Net asset value, end of year	$77.94	$71.20	$63.75		$71.27	$55.99

Net Asset Value, Total Return	13.14%	13.67%	(9.20	)%(b)	28.76%	12.18%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$86,361	$94,339	$97,219		$108,685	$41,989
Ratio of expenses to:
Expenses before fee waiver	0.45%	0.45%	0.45%		0.45%	0.45%
Expenses after fee waiver(c)	0.34%	0.30%	0.30%		0.30%	0.30%
Net investment income(c)	1.61%	1.75%	1.58%		1.39%	1.83%
Portfolio turnover rate(d)	20%	23%	31%		25%	36%

(a)  Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)  If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%.

(c)  Net of expenses waived/reimbursed by the Advisor.

(d)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period Presented)

	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Period Ended December 31, 2021(a)
Net asset value, beginning of period	$40.52		$38.63		$41.39		$40.40

Investment operations:
Net investment income (loss)(b)	(0.02)		0.44		0.37		0.43
Net realized and unrealized gain (loss) on investments	2.02		1.93		(1.83)		1.00	(c)
Total from investment operations	2.00		2.37		(1.46)		1.43

Distributions to shareholders from:
Net investment income	(0.11)		(0.48)		(0.40)		(0.44)
Net realized gains	—		—		(0.90)		—
Total distributions	(0.11)		(0.48)		(1.30)		(0.44)

Net asset value, end of period	$42.41		$40.52		$38.63		$41.39

Net Asset Value, Total Return	4.93%		6.14%		(3.53)%		3.54	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,564		$35,456		$39,594		$45,527
Ratio of expenses to:
Expenses before fee waiver	0.99	%(f)	1.00	%(f)	1.00	%(f)	1.00	%(e)(f)
Expenses after fee waiver(g)	0.50	%(f)	0.36	%(f)	0.38	%(f)	0.38	%(e)(f)
Net investment income (loss)(g)	(0.06)%		1.14%		0.94%		1.96	%(e)
Portfolio turnover rate(h)	8%		12%		35%		88	%(d)

(a)  For the period June 15, 2021 (commencement of operations) to December 31, 2021.

(b)  Per share amounts are calculated using the average shares method.

(c)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)  Not Annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Does not include expenses of the underlying investments in which the Fund invests.

(g)  Net of expenses waived/reimbursed by the Advisor.

(h)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2024

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Stratified LargeCap Index ETF

Stratified LargeCap Hedged ETF

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024. Stratified LargeCap Hedged ETF is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024.

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF are each classified as a diversified investment company under the 1940 Act.

The Stratified LargeCap Hedged ETF’s investment objective is to seek to obtain capital growth. The Stratified LargeCap Hedged ETF seeks to obtain capital growth by investing in a portfolio of equity securities that follows the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. Stratified LargeCap Hedged ETF is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective. The Stratified LargeCap Hedged ETF commenced operations on June 15, 2021.

The Stratified LargeCap Index ETF’s investment objective seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The Stratified LargeCap Index ETF commenced operations on January 1, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or(ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, for the Stratified LargeCap Index ETF, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

Pursuant to the Valuation Procedures noted previously, equities, options and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of December 31, 2024, for each Fund based upon the three levels defined above:

Stratified LargeCap Index ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$86,185,194	$—	$—	$86,185,194
Rights*	—	—	—^	—
Total	$86,185,194	$—	$—	$86,185,194
Stratified LargeCap Hedged ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$27,270,269	$—	$—	$27,270,269
Purchased Options	157,090	—	—	157,090
Total	$27,427,359	$—	$—	$27,427,359
Liabilities
Written Options	$56,810	$—	$—	$56,810

*   See Schedule of Investments for additional detailed categorizations.

^  Includes securities valued at $0.

The Stratified LargeCap Index ETF held Level 3 securities at the end of the year. The securities classified as Level 3 are deemed immaterial.

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of December 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Options

The Stratified LargeCap Hedged ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

(g) Distributions to Shareholders

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF each pay out dividends from their net investment income and net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for, among other things, the selection and ongoing monitoring of the securities in each Fund’s portfolio, trading portfolio securities on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, and certain other services necessary for the management of the Funds. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.45% for Stratified LargeCap Index ETF and 0.95% for Stratified LargeCap Hedged ETF of each Fund’s average daily net assets. Prior to September 27, 2024, the Predecessor Fund’s, Syntax Stratified LargeCap ETF and Syntax Stratified U.S. Total Market Hedged ETF, each Fund paid the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement at an annual rate of 0.45% and 1.00%, respectively. The Predecessor Fund’s, Syntax Stratified LargeCap ETF and Syntax Stratified U.S. Total Market Hedged ETF had contractually agreed to waive a portion of its advisory fee in an amount equal to 0.30% and 0.65% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Predecessor Fund’s, Syntax Stratified LargeCap ETF and Syntax Stratified U.S. Total Market Hedged ETF waived $102,068 and $162,370, respectively, of its advisory fee. Waived fees are not recoupable in future periods.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

(c) Other Servicing Agreements

Effective September 27, 2024, Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees. Prior to September 27, 2024, State Street Bank and Trust Company provided administration, fund accounting services, transfer agent and custodian services to the Predecessor Funds.

Syntax LLC (“Syntax) is the Index Provider to the Funds. The Adviser has entered into license agreements with Syntax pursuant to which the Adviser pays a fee to use the Indices for the Funds’ use. The Adviser is sub- licensing rights to the Indices to the Funds at no charge.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, purchased options, written options and short-term investments, for the year ended December 31, 2024, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$36,740,075	$18,068,602
Stratified LargeCap Hedged ETF	33,805,815	2,446,101

Purchases and sales of in-kind transactions for the year ended December 31, 2024, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$13,635,448	$83,028,463
Stratified LargeCap Hedged ETF	—	40,042,050

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Derivatives Risk (Stratified LargeCap Hedged ETF): The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation;

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Index Concentration Risk: The Funds will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended December 31, 2024, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions and merger adjustments have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Stratified LargeCap Index ETF	$19,100,148	$(19,100,148)
Stratified LargeCap Hedged ETF	5,655,662	(5,655,662)

The tax character of the distributions paid during the tax year ended December 31, 2024, and December 31, 2023, was as follows:

	Year Ended December 31, 2024
Fund	Ordinary Income		Net Long-Term Capital Gains	Return of Capital	Total Distributions
Stratified LargeCap Index ETF	$1,412,197	(a)	$—	$12,577	$1,424,774
Stratified LargeCap Hedged ETF	70,070		—	—	70,070

(a)  The Predecessor Fund distributed $1,120,742 of ordinary income prior to the Reorganization that took place on September 27, 2024.

	Year Ended December 31, 2023
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Stratified LargeCap Index ETF	$1,685,545	$—	$—	$1,685,545
Stratified LargeCap Hedged ETF	419,412	—	—	419,412

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

As of the tax year ended December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Stratified LargeCap Index ETF**		$—	$(4,795,658)	$(1,144,497)	$(5,940,155)
Stratified LargeCap Hedged ETF	—	—	(3,946,362)	(440,500)	(4,386,862)

*   A portion of the capital loss carryforward for the Stratified LargeCap Index ETF was acquired in a reorganization on September 27, 2024. See Note 10.

**  Stratified LargeCap Index ETF Funds ability to utilize its acquired capital loss carryforward is subject to an annual limitation under the Internal Revenue Code.

At December 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Stratified LargeCap Index ETF	$87,329,691	$5,607,007	$(6,751,504)	$(1,144,497)
Stratified LargeCap Hedged ETF	27,867,859	1,408,251	(1,848,751)	(440,500)

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended December 31, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount	CLCF Utilized
Stratified LargeCap Index ETF	$41,442	$4,754,216	$4,795,658	$228,928
Stratified LargeCap Hedged ETF	3,301,583	644,779	3,946,362	156,529

Note 8 – Derivatives and Hedging Disclosures

FASB ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Stratified LargeCap Hedged ETF derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased and written options during the year ended December 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments held as of December 31, 2024, by risk category are as follows:

		Asset Derivatives		Liability Derivatives
Derivative	Risk Exposure	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Options purchased	Equity contracts	Investments, at value	$157,090	Investments, at value	$—
Options written	Equity contracts	Options written, at fair value	—	Options written, at fair value	56,810

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

The effects of the Fund’s derivative instruments on the Statements of Operations for the year ended December 31, 2024, are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(1,889,158)
Options written	Equity contracts	66,198

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(89,596)
Options written	Equity contracts	65,963

The quarterly average volume of derivative instruments for the year ended December 31, 2024, are as follows:

Derivative	Risk Exposure	Notional
Options purchased	Equity contracts	$31,165,511
Options written	Equity contracts	10,551,900

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve had recently lowered interest rates and may continue to do so. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Reorganization

At a meeting held on February 7, 2024, the Board of the Syntax ETF Trust approved the following reorganizations (each, a “Reorganization”) of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified U.S. Total Market Hedged ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Syntax ETF Trust. The Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, and the Syntax Stratified Total Market II ETF into the Stratified LargeCap Index ETF and (ii) the Reorganization of the Syntax Stratified U.S. Total Market Hedged ETF into the Stratified LargeCap Hedged ETF (collectively, with the Stratified LargeCap Index ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on September 27, 2024.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Syntax Stratified LargeCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2024

U.S. Total Market Hedged ETF Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Predecessor Fund	Predecessor Fund’s Net Assets before Reorganization	Predecessor Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF(1)	$37,540,850	475,000	$—	$87,568,356	1,107,992
Syntax Stratified U.S. Total Market Hedged ETF(2)	32,434,503	750,000	—	32,434,503	750,000

1.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(979,356), $33,983,685 and $2,078,255, respectively.

2.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(570,731), $20,213,379 and $310,335, respectively.

A reconciliation of the Stratified LargeCap Index ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF	$37,540,850	475,000
Syntax Stratified MidCap ETF	5,519,576	69,838
Syntax Stratified SmallCap ETF	10,337,557	130,800
Syntax Stratified U.S. Total Market ETF	25,448,441	321,996
Syntax Stratified Total Market II ETF	8,721,932	110,356
Total	$87,568,356	1,107,990

A reconciliation of the Stratified LargeCap Hedged ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified U.S. Total Market Hedged ETF	$32,434,503	750,000
Total	$32,434,503	750,000

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2024

The net unrealized appreciation (depreciation) for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$2,078,255	(1)
Syntax Stratified MidCap ETF	—	(2)
Syntax Stratified SmallCap ETF	—	(2)
Syntax Stratified U.S. Total Market ETF	249,790	(1)
Syntax Stratified Total Market II ETF	83,421	(1)
Syntax Stratified U.S. Total Market Hedged ETF	310,335	(1)

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

(2)  Acquired Fund did not qualify as a tax-free exchange under the Code.

Assuming the acquisition into Stratified LargeCap Index ETF had been completed on January 1, 2024, each Acquiring Fund’s pro-forma results of operations for the year ended December 31, 2024, would have been as follows:

Acquiring Fund Name	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Stratified LargeCap Index ETF	$1,678,120	20,469,100	$22,147,220

Because the combined investment portfolios have been managed as single integrated portfolios of the Acquiring Funds since the Reorganization were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since September 27, 2024.

For accounting and financial reporting purposes, the Acquiring Funds are the accounting survivors and as a result, the financial statements and financial highlights do not reflect the operations of the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, and the Syntax Stratified Total Market II ETF. The Acquiring Funds are the accounting survivors for performance purposes.

Note 11 – Events Subsequent to Fiscal Year

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Report of Independent Registered Public Accounting Firm	December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Stratified LargeCap Index ETF and Stratified LargeCap Hedged ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below ( the “Funds”), as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Stratified LargeCap Index ETF (formerly, Syntax Stratified LargeCap ETF)	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and 2021
Stratified LargeCap Hedged ETF (formerly, Syntax Stratified U.S. Total Market Hedged ETF)	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from June 15, 2021 (commencement of operations) to December 31, 2021

The Syntax Stratified LargeCap ETF financial highlights for the year ended December 31, 2020 and prior, were audited by other auditors whose report dated February 24, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio
February 25, 2025

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (FORM N-CSR, ITEM 11)	December 31, 2024

At a meeting held on March 1, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Stratified LargeCap Index ETF (“SSPY”) and the Stratified LargeCap Hedged ETF (“SHUS”, and together with SSPY, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials (“Materials”) from ETC and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreement. Among other things, the Board was provided an overview of ETC’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the Materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the Materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with independent legal counsel. In particular, the Independent Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fees for SSPY and SHUS reflects economies of scale to be shared with shareholders; and (v) other factors the Independent Trustees deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at this Meeting related to the Agreement with respect to SSPY and SHUS and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for each of the Funds and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC; and an independent report prepared by ISS analyzing the estimated fees and expenses of SSPY and SHUS as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to SSPY and SHUS, the Independent Trustees considered ETC’s specific responsibilities in all aspects of the day-to-day management of SSPY and SHUS. The Board noted that ETC’s would include develop, implement, and maintain SSPY’s and SHUS’s investment program in accordance with SSPY’s and SHUS’s index and prospectus, which would include ongoing monitoring of SSPY’s and SHUS’s portfolio and the day-to-day management of the option strategy for SHUS, trading for each Fund in connection with index rebalances and reconstitutions; selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of each Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to SSPY and SHUS. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC’s compliance policies and procedures are reasonably designed and operating effectively to prevent violations of the federal securities laws.

The Board also considered services to be provided to SSPY and SHUS by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for SSPY and SHUS to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (FORM N-CSR, ITEM 11) (Concluded)	December 31, 2024

reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to SSPY’s and SHUS’s business activities; overseeing Syntax LLC’s obligations as an index provider; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for SSPY’s and SHUS’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to SSPY and SHUS, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to SSPY and SHUS by ETC.

Performance. The Board reviewed information regarding the performance of the Syntax Stratified LargeCap ETF and Syntax Stratified U.S. Total Market Hedged ETF (each, a “Predecessor Fund”), each of which would be reorganizing into SSPY and SHUS from an unaffiliated registered investment company, respectively (the “Reorganization”). The Board considered that each Predecessor Fund was managed by a different advisor, although SSPY would continue following the same index, and SHUS would follow a new strategy. The Board was provided with each Predecessor Fund’s past performance, including a comparison of each Fund’s performance to the performance of its benchmark index for various time periods.

For the Syntax Stratified LargeCap ETF (Predecessor Fund to the Stratified Large Cap Index ETF), the Board found that the Fund underperformed versus the Syntax Stratified LargeCap Index for the one-, three, and five-year periods ended December 31, 2023 and since inception, in part because the Fund is subject to expenses that an index does not incur.

For the Syntax Stratified U.S. Total Market Hedged ETF (Predecessor Fund to the Stratified LargeCap Hedged ETF), the Board found that the Fund underperformed versus the S&P 1500 Composite Index for the one-year period ended December 31, 2023 and since inception.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to SSPY and SHUS under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing SSPY’s and SHUS’s advisory fees to those paid by a group of peer funds. For SSPY, the Board found that the proposed 0.45% advisory fee was higher than other peers in the peer group but was not the highest. The Board found that although the Fund is higher than the median of its peer group, the Board noted that SSPY is not the most expensive within the peer group. For SHUS, the Board found that the proposed 0.95% fee was higher than other peers in the peer group. The Board noted that SHUS is higher than the median of the peer group but compares to other peers in the group and is not the highest of the group, including among other ETFs.

The Board took into consideration that each advisory fee is a “unitary fee,” meaning that SSPY and SHUS would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest; and that ETC will be responsible for compensating SSPY and SHUS’s service providers and paying other expenses out of its own fee and resources, and that, while SSPY’s and SHUS’s index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board concluded that each advisory fee was not unreasonable.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of SSPY and SHUS as assets grow in size. The Board concluded that at current and projected asset levels for the initial term of the Agreement, economies of scale were not a consideration for SSPY and SHUS at this time but that the Board would consider whether economies of scale exist in the future.

Conclusion. The Board, having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to SSPY and SHUS. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of SSPY and SHUS and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of SSPY and SHUS; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

EXCHANGE LISTED FUNDS TRUST SUPPLEMENTAL INFORMATION (FORM N-CSR, ITEM 9)	December 31, 2024

AGREEMENT AND PLAN OF REORGANIZATION

At a Special Meeting of Shareholders of the Syntax Stratified LargeCap ETF (SSPY), Syntax Stratified MidCap ETF (SMDY), Syntax Stratified SmallCap ETF (SSLY), Syntax Stratified U.S. Total Market ETF (SYUS), Syntax Stratified U.S. Total Market Hedged ETF (SHUS), and Syntax Stratified Total Market II ETF (SYII) (each, an “Acquired Fund”, held at 10:30 a.m., Eastern Time, at the offices of Exchange Traded Concepts, LLC, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120 on August 21, 2024, shareholders of record at the close of business on July 29, 2024, voted to approve the following proposal:

Proposal: The Plan of Reorganization provides for the transfer of all of the assets of the applicable Acquired Fund to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption of all of the liabilities of such Acquired Fund by the corresponding Acquiring Fund, and the distribution of the Acquiring Fund’s shares (and cash in lieu of any fractional shares) received by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Each Acquired Fund and its corresponding Acquiring Fund are set forth in the table below.

Acquired Fund (Ticker Symbol)	Acquiring Fund (Ticker Symbol)
Syntax Stratified LargeCap ETF (SSPY)
Syntax Stratified MidCap ETF (SMDY)
Syntax Stratified SmallCap ETF (SSLY)	Stratified LargeCap Index ETF (SSPY)
Syntax Stratified U.S. Total Market ETF (SYUS)
Syntax Stratified Total Market II ETF (SYII)

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)	Stratified LargeCap Hedged ETF (SHUS)
Fund Tabulation Summary	FOR	AGAINST	ABSTAIN
Syntax Stratified LargeCap ETF	737,638	528	80
Syntax Stratified MidCap ETF	182,948	—	—
Syntax Stratified SmallCap ETF	229,653	6,622	3
Syntax Stratified U.S. Total Market ETF	238,001	—	9,016
Syntax Stratified Total Market II ETF	85,924	—	17,486
Syntax Stratified U.S. Total Market Hedged ETF	633,149	92	—

EXCHANGE LISTED FUNDS TRUST Other Information	December 31, 2024 (Unaudited)

Tax Information

For the year ended December 31, 2024, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Stratified LargeCap Index ETF	98%
Stratified LargeCap Hedged ETF	100%

For the year ended December 31, 2024, the Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Stratified LargeCap Index ETF	100%
Stratified LargeCap Hedged ETF	100%

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at https://stratifiedfunds.com/investor-materials/.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

Item 8.      Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.      Proxy Disclosures for Open-End Management Investment Companies.

The Proxy Disclosures is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $19,323 to each Fund in the Trust for the period covered by the report. Since the Funds’ reorganization into the Trust, the prorated Trustees’ fee for each fund was $4,831.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.    Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.    Recovery of Erroneously Awarded Compensation.

(a)    Not applicable

(b)    Not applicable

Item 19.    Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.
(a)(2)	Not applicable.
(a)(3)

A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust
By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: March 3, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: March 3, 2025	Principal Executive Officer
By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: March 3, 2025	Principal Financial Officer